Acquisitions - Summary of Deferred Consideration Related to Acquisition (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Deferred consideration short-term	$ 51,488	$ 13,917
Deferred consideration long-term	813	10,722
Mojoness Inc [Member]
Business Acquisition [Line Items]
Deferred consideration short-term	657	490
Deferred consideration long-term	813	1,370
Typepad Holdings LLC [Member]
Business Acquisition [Line Items]
Deferred consideration short-term	2,800
Deferred consideration long-term		2,800
Domain Name Business [Member]
Business Acquisition [Line Items]
Deferred consideration short-term		9,027
Webzai Ltd [Member]
Business Acquisition [Line Items]
Deferred consideration short-term	2,848
Deferred consideration long-term		2,617
BuyDomains [Member]
Business Acquisition [Line Items]
Deferred consideration short-term	4,283
Deferred consideration long-term		3,935
Arvixe LLC [Member]
Business Acquisition [Line Items]
Deferred consideration short-term		$ 4,400
Verio [Member]
Business Acquisition [Line Items]
Deferred consideration short-term	2,474
Ace Data Centers Inc [Member]
Business Acquisition [Line Items]
Deferred consideration short-term	29,626
Ecommerce, LLC [Member]
Business Acquisition [Line Items]
Deferred consideration short-term	4,200
World Wide Web Hosting, LLC [Member]
Business Acquisition [Line Items]
Deferred consideration short-term	$ 4,600